Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - Financial assets past due but not impaired - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non performing Loans [line items]
Financial assets	€ 12,981	€ 13,295
Wholesale Banking
Non performing Loans [line items]
Financial assets	4,589	5,196
Retail Banking
Non performing Loans [line items]
Financial assets	8,392	8,099
Private Individuals
Non performing Loans [line items]
Financial assets	4,902	4,769
Private Individuals | Wholesale Banking
Non performing Loans [line items]
Financial assets	3	4
Private Individuals | Retail Banking
Non performing Loans [line items]
Financial assets	4,899	4,766
Natural Resources
Non performing Loans [line items]
Financial assets	1,061	1,064
Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets	945	965
Natural Resources | Retail Banking
Non performing Loans [line items]
Financial assets	115	99
Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	697	809
Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets	372	452
Food, Beverages & Personal Care | Retail Banking
Non performing Loans [line items]
Financial assets	325	357
Transportation & Logistics
Non performing Loans [line items]
Financial assets	478	504
Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets	251	347
Transportation & Logistics | Retail Banking
Non performing Loans [line items]
Financial assets	227	157
Services
Non performing Loans [line items]
Financial assets	469	495
Services | Wholesale Banking
Non performing Loans [line items]
Financial assets	94	102
Services | Retail Banking
Non performing Loans [line items]
Financial assets	375	394
Real Estate
Non performing Loans [line items]
Financial assets	1,241	1,434
Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets	586	831
Real Estate | Retail Banking
Non performing Loans [line items]
Financial assets	656	603
General Industries
Non performing Loans [line items]
Financial assets	713	687
General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets	243	236
General Industries | Retail Banking
Non performing Loans [line items]
Financial assets	471	451
Builders & Contractors
Non performing Loans [line items]
Financial assets	571	496
Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets	31	51
Builders & Contractors | Retail Banking
Non performing Loans [line items]
Financial assets	541	445
Retail
Non performing Loans [line items]
Financial assets	373	381
Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets	184	157
Retail | Retail Banking
Non performing Loans [line items]
Financial assets	189	224
Utilities
Non performing Loans [line items]
Financial assets	362	600
Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets	336	582
Utilities | Retail Banking
Non performing Loans [line items]
Financial assets	26	19
Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	752	839
Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets	602	654
Chemicals, Health & Pharmaceuticals | Retail Banking
Non performing Loans [line items]
Financial assets	150	185
Telecom
Non performing Loans [line items]
Financial assets	206	163
Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets	170	151
Telecom | Retail Banking
Non performing Loans [line items]
Financial assets	36	12
Other
Non performing Loans [line items]
Financial assets	1,154	1,052
Other | Wholesale Banking
Non performing Loans [line items]
Financial assets	771	666
Other | Retail Banking
Non performing Loans [line items]
Financial assets	€ 383	€ 387